WILMINGTON MULTI-MANAGER LARGE-CAP FUND
WILMINGTON MULTI-MANAGER MID-CAP FUND
WILMINGTON MULTI-MANAGER SMALL-CAP FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND
WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND
WILMINGTON BROAD MARKET BOND FUND
WILMINGTON MUNICIPAL BOND FUND
WILMINGTON LARGE-CAP CORE FUND
WILMINGTON LARGE-CAP GROWTH FUND
WILMINGTON LARGE-CAP VALUE FUND
WILMINGTON MID-CAP CORE FUND
WILMINGTON SMALL-CAP CORE FUND
WILMINGTON SMALL-CAP GROWTH FUND
WILMINGTON SMALL-CAP VALUE FUND
WILMINGTON FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND
WILMINGTON FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND
WILMINGTON ETF ALLOCATION FUND
WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
WILMINGTON MODERATE ASSET ALLOCATION FUND
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
of WT Mutual Fund

Supplement dated March 7, 2007 to the Prospectuses, as defined below.
The information in this Supplement contains new and additional information beyond that in the A Shares Prospectuses (the “Prospectuses”) of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund, Wilmington Multi-Manager Real Asset Fund; Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund; Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, Wilmington Mid-Cap Core Fund, Wilmington Small-Cap Core Fund, Wilmington Small-Cap Growth Fund, Wilmington Small-Cap Value Fund; Wilmington ETF Allocation Fund; Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund (each dated November 1, 2006); Wilmington Fundamentally Weighted Large Company Fund, Wilmington Fundamentally Weighted Small Company Fund (dated December 1, 2006), and should be read in conjunction with those Prospectuses.

The following provision under the heading "Sales Charge Reductions and Waivers” and the sub-heading "Net Asset Value Purchases,” should be deleted:
Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.